Debt (Details 4) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Remaining Capacity	$ 1,125,200,000	$ 2,267,200,000
Availability Under Borrowing Base Limitation	357,300,000	1,181,400,000
Senior ABL Facility
Debt Instrument [Line Items]
Remaining Capacity	357,300,000	1,183,700,000
Availability Under Borrowing Base Limitation	357,300,000	1,146,000,000
Corporate Debt
Debt Instrument [Line Items]
Remaining Capacity	357,300,000	1,183,700,000
Availability Under Borrowing Base Limitation	357,300,000	1,146,000,000
U.S. Fleet Variable Funding Notes
Debt Instrument [Line Items]
Remaining Capacity	148,800,000	88,800,000
Availability Under Borrowing Base Limitation	0	0
RCFC US Fleet Variable Funding Notes
Debt Instrument [Line Items]
Remaining Capacity	60,000,000	81,000,000
Availability Under Borrowing Base Limitation	0	0
Donlen GN II Variable Funding Note Facility
Debt Instrument [Line Items]
Remaining Capacity	60,000,000	105,000,000
Availability Under Borrowing Base Limitation	0	0
U.S. Fleet Financing Facility
Debt Instrument [Line Items]
Remaining Capacity	19,000,000	24,000,000
Availability Under Borrowing Base Limitation	0	0
European Revolving Credit Facility
Debt Instrument [Line Items]
Remaining Capacity	58,500,000	105,900,000
Availability Under Borrowing Base Limitation	0	7,900,000
European Securitization
Debt Instrument [Line Items]
Remaining Capacity	157,400,000	287,200,000
Availability Under Borrowing Base Limitation	0	0
Canadian Securitization
Debt Instrument [Line Items]
Remaining Capacity	85,000,000	100,500,000
Availability Under Borrowing Base Limitation	0	0
Dollar Thrifty Sponsored Canadian Securitization
Debt Instrument [Line Items]
Remaining Capacity	66,900,000	95,500,000
Availability Under Borrowing Base Limitation	0	0
Australian Securitization
Debt Instrument [Line Items]
Remaining Capacity	112,300,000	110,500,000
Availability Under Borrowing Base Limitation	0	0
Capitalized Leases
Debt Instrument [Line Items]
Remaining Capacity		85,100,000
Availability Under Borrowing Base Limitation		27,500,000
Fleet debt
Debt Instrument [Line Items]
Remaining Capacity	767,900,000	1,083,500,000
Availability Under Borrowing Base Limitation	$ 0	$ 35,400,000